GOTHAM HEDGED PLUS FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 154.4%
COMMON STOCKS — 154.4%
Automobiles & Components — 1.4%
BorgWarner, Inc.	144	$6,247
Ford Motor Co.	244	2,269
General Motors Co.†	771	28,219
Harley-Davidson, Inc.	107	3,979

		40,714

Banks — 3.8%
Bank of America Corp.†	560	19,723
Citigroup, Inc.†	135	10,785
Fifth Third Bancorp	45	1,383
First Republic Bank	12	1,409
JPMorgan Chase & Co.†	330	46,002
M&T Bank Corp.	2	340
People’s United Financial, Inc.	25	422
PNC Financial Services Group, Inc. (The)	27	4,310
SVB Financial Group*	3	753
Truist Financial Corp.	47	2,647
US Bancorp†	354	20,989
Wells Fargo & Co.	60	3,228

		111,991

Capital Goods — 22.7%
3M Co.†	251	44,281
A.O. Smith Corp.	10	476
Allegion PLC (Ireland)	64	7,971
AMETEK, Inc.†	159	15,859
Arconic, Inc.	279	8,585
Caterpillar, Inc.†	145	21,414
Cummins, Inc.†	125	22,370
Deere & Co.	19	3,292
Dover Corp.†	103	11,872
Eaton Corp. PLC (Ireland)†	288	27,279
Emerson Electric Co.†	428	32,639
Fortive Corp.	22	1,681
Fortune Brands Home & Security, Inc.	97	6,338
General Dynamics Corp.	18	3,174
Honeywell International, Inc.†	413	73,101
IDEX Corp.	4	688
Illinois Tool Works, Inc.†	107	19,220
Ingersoll-Rand PLC (Ireland)†	167	22,198
Jacobs Engineering Group, Inc.	95	8,534
Johnson Controls International PLC (Ireland)†	630	25,647
L3Harris Technologies, Inc.†	75	14,840

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lockheed Martin Corp.†	181	$70,478
Masco Corp.	198	9,502
Northrop Grumman Corp.†	108	37,149
PACCAR, Inc.	22	1,740
Parker-Hannifin Corp.†	28	5,763
Pentair PLC (Ireland)	117	5,367
Raytheon Co.†	156	34,279
Rockwell Automation, Inc.	7	1,419
Snap-on, Inc.	3	508
Stanley Black & Decker, Inc.	10	1,657
TransDigm Group, Inc.†	39	21,840
United Rentals, Inc.*	47	7,838
United Technologies Corp.†	523	78,324
Westinghouse Air Brake Technologies Corp.†	132	10,270
WW Grainger, Inc.	3	1,016
Xylem, Inc.	12	945

		659,554

Commercial & Professional Services — 1.1%
Cintas Corp.	65	17,490
Equifax, Inc.	7	981
IHS Markit Ltd. (Bermuda)*	25	1,884
Nielsen Holdings PLC (United Kingdom)	21	426
Robert Half International, Inc.	95	5,999
Verisk Analytics, Inc.	11	1,643
Waste Management, Inc.	26	2,963

		31,386

Consumer Durables & Apparel — 1.2%
Garmin Ltd. (Switzerland)	12	1,171
Hanesbrands, Inc.	252	3,742
Leggett & Platt, Inc.	92	4,676
Lennar Corp., Class A	20	1,116
Mohawk Industries, Inc.*	50	6,819
Newell Brands, Inc.	295	5,670
PVH Corp.	51	5,363
Whirlpool Corp.	44	6,491

		35,048

Consumer Services — 1.8%
H&R Block, Inc.	13	305
Hilton Worldwide Holdings, Inc.	77	8,540
Marriott International, Inc., Class A	21	3,180
McDonald’s Corp.†	74	14,623

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	227	$7,552
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	148	8,645
Starbucks Corp.†	80	7,034
Yum! Brands, Inc.†	18	1,813

		51,692

Diversified Financials — 10.2%
American Express Co.†	261	32,492
Ameriprise Financial, Inc.	9	1,499
Berkshire Hathaway, Inc., Class B†*	224	50,736
BlackRock, Inc.†	108	54,292
Capital One Financial Corp.	29	2,984
Discover Financial Services†	219	18,576
Franklin Resources, Inc.†	350	9,093
Goldman Sachs Group, Inc. (The)	22	5,058
Intercontinental Exchange, Inc.	35	3,239
Invesco Ltd. (Bermuda)†	314	5,646
MarketAxess Holdings, Inc.	2	758
Moody’s Corp.†	131	31,101
Morgan Stanley	100	5,112
MSCI, Inc.	6	1,549
Nasdaq, Inc.†	115	12,316
Northern Trust Corp.	14	1,487
Raymond James Financial, Inc.	8	716
S&P Global, Inc.†	121	33,039
Synchrony Financial	138	4,969
T Rowe Price Group, Inc.†	189	23,028

		297,690

Energy — 6.6%
Apache Corp.	256	6,551
Chevron Corp.†	482	58,086
ConocoPhillips†	421	27,378
Devon Energy Corp.†	329	8,544
Halliburton Co.	54	1,321
Helmerich & Payne, Inc.	76	3,453
HollyFrontier Corp.†	136	6,897
Marathon Petroleum Corp.†	451	27,173
Phillips 66†	309	34,426
TechnipFMC PLC (United Kingdom)	310	6,646
Valero Energy Corp.†	132	12,362

		192,837

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	15	4,409

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Kroger Co. (The)	54	$1,565
Sysco Corp.†	183	15,654
Walgreens Boots Alliance, Inc.†	703	41,449
Walmart, Inc.†	402	47,774

		110,851

Food, Beverage & Tobacco — 11.4%
Altria Group, Inc.†	834	41,625
Archer-Daniels-Midland Co.†	387	17,937
Campbell Soup Co.	149	7,364
Coca-Cola Co. (The)†	745	41,236
Conagra Brands, Inc.	31	1,061
Constellation Brands, Inc., Class A	11	2,087
General Mills, Inc.†	459	24,584
Hershey Co. (The)†	145	21,312
JM Smucker Co. (The)	7	729
Kellogg Co.	125	8,645
Kraft Heinz Co. (The)†	768	24,676
Lamb Weston Holdings, Inc.	9	774
Molson Coors Beverage Co., Class B	150	8,085
Mondelez International, Inc., Class A†	683	37,620
Monster Beverage Corp.*	21	1,335
PepsiCo, Inc.†	351	47,971
Philip Morris International, Inc.†	491	41,779
Tyson Foods, Inc., Class A	22	2,003

		330,823

Health Care Equipment & Services — 7.1%
AmerisourceBergen Corp.	18	1,530
Anthem, Inc.	15	4,530
Centene Corp.†*	283	17,792
Cigna Corp.	24	4,908
CVS Health Corp.†	904	67,158
Danaher Corp.†	45	6,907
DaVita, Inc.*	114	8,553
HCA Healthcare, Inc.	21	3,104
Henry Schein, Inc.*	66	4,403
Humana, Inc.†	60	21,991
Laboratory Corp. of America Holdings*	6	1,015
McKesson Corp.†	49	6,778
Medtronic PLC (Ireland)†	88	9,984
Quest Diagnostics, Inc.†	94	10,038
UnitedHealth Group, Inc.†	70	20,579

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	57	$8,177
WellCare Health Plans, Inc.*	28	9,246

		206,693

Household & Personal Products — 2.5%
Church & Dwight Co., Inc.	15	1,055
Clorox Co. (The)	7	1,075
Colgate-Palmolive Co.†	381	26,228
Kimberly-Clark Corp.	69	9,491
Procter & Gamble Co. (The)†	275	34,348

		72,197

Insurance — 4.3%
Aflac, Inc.†	45	2,380
Allstate Corp. (The)	42	4,723
American International Group, Inc.	54	2,772
Aon PLC (United Kingdom)	14	2,916
Assurant, Inc.	43	5,636
Chubb Ltd. (Switzerland)	30	4,670
Cincinnati Financial Corp.†	114	11,987
Everest Re Group Ltd. (Bermuda)	2	554
Globe Life, Inc.	72	7,578
Hartford Financial Services Group, Inc. (The)†	250	15,192
Lincoln National Corp.	13	767
Loews Corp.	18	945
Marsh & McLennan Cos., Inc.†	351	39,105
MetLife, Inc.	57	2,905
Progressive Corp. (The)	47	3,402
Travelers Cos., Inc. (The)†	138	18,899
WR Berkley Corp.	19	1,313

		125,744

Materials — 8.0%
Air Products & Chemicals, Inc.	13	3,055
Amcor PLC (Jersey)	99	1,073
Avery Dennison Corp.†	68	8,896
Ball Corp.†	229	14,809
Celanese Corp.†	85	10,465
CF Industries Holdings, Inc.	109	5,204
DuPont de Nemours, Inc.†	497	31,907
Eastman Chemical Co.	84	6,658
Ecolab, Inc.	17	3,281
FMC Corp.	91	9,084

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.(a)	7	$903
International Paper Co.†	252	11,605
Linde PLC (Ireland)†	202	43,006
LyondellBasell Industries NV, Class A (Netherlands)†	195	18,424
Martin Marietta Materials, Inc.	3	839
Mosaic Co. (The)	264	5,713
Nucor Corp.	18	1,013
Packaging Corp. of America†	74	8,287
PPG Industries, Inc.†	165	22,026
Sherwin-Williams Co. (The)†	31	18,090
Westrock Co.	178	7,638

		231,976

Media & Entertainment — 9.2%
Alphabet, Inc., Class A†*	43	57,594
Charter Communications, Inc., Class A†*	97	47,053
Comcast Corp., Class A†	1,626	73,121
Discovery, Inc., Class A(a) *	44	1,441
DISH Network Corp., Class A†*	40	1,419
Facebook, Inc., Class A†*	176	36,124
Fox Corp., Class A†	436	16,162
Interpublic Group of Cos., Inc. (The)	257	5,937
Omnicom Group, Inc.†	152	12,315
ViacomCBS, Inc., Class B	23	965
Walt Disney Co. (The)†	110	15,909

		268,040

Pharmaceuticals, Biotechnology & Life Sciences — 13.3%
AbbVie, Inc.†	630	55,780
Alexion Pharmaceuticals, Inc.†*	154	16,655
Allergan PLC (Ireland)	21	4,015
Amgen, Inc.†	151	36,402
Biogen, Inc.†*	142	42,136
Bristol-Myers Squibb Co.	1,313	84,281
Gilead Sciences, Inc.†	222	14,426
Johnson & Johnson†	241	35,155
Merck & Co., Inc.†	560	50,932
Mylan NV (Netherlands)*	358	7,196
Pfizer, Inc.†	991	38,827

		385,805

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — 2.8%
Alexandria Real Estate Equities, Inc., REIT	7	$1,131
Apartment Investment & Management Co., Class A, REIT	9	465
AvalonBay Communities, Inc., REIT	8	1,678
Boston Properties, Inc., REIT	9	1,241
CBRE Group, Inc., Class A†*	233	14,281
Duke Realty Corp., REIT	22	763
Equity Residential, REIT	22	1,780
Essex Property Trust, Inc., REIT	4	1,203
Extra Space Storage, Inc., REIT	8	845
Federal Realty Investment Trust, REIT	4	515
Healthpeak Properties, Inc., REIT	31	1,069
Kimco Realty Corp., REIT	26	538
Mid-America Apartment Communities, Inc., REIT†	78	10,285
Prologis, Inc., REIT†	399	35,567
Public Storage, REIT	10	2,130
Realty Income Corp., REIT†	21	1,546
UDR, Inc., REIT	72	3,362
Welltower, Inc., REIT	25	2,044

		80,443

Retailing — 10.3%
Advance Auto Parts, Inc.	4	641
Amazon.com, Inc.†*	14	25,870
AutoZone, Inc.†*	17	20,252
Best Buy Co., Inc.†	62	5,444
Booking Holdings, Inc.†*	24	49,290
Dollar General Corp.†	90	14,038
eBay, Inc.†	698	25,205
Expedia Group, Inc.	40	4,326
Gap, Inc. (The)	255	4,508
Genuine Parts Co.†	101	10,729
Home Depot, Inc. (The)†	292	63,767
Kohl’s Corp.	104	5,299
LKQ Corp.†*	220	7,854
Lowe’s Cos., Inc.†	53	6,347
Ross Stores, Inc.	43	5,006
Target Corp.†	359	46,027
TJX Cos., Inc. (The)†	75	4,580
Tractor Supply Co.	13	1,215

		300,398

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials, Inc.†	460	$28,078
Intel Corp.†	269	16,100
KLA Corp.†	109	19,420
Lam Research Corp.†	9	2,632
Qorvo, Inc.*	85	9,880
Texas Instruments, Inc.	60	7,697

		83,807

Software & Services — 10.8%
Accenture PLC, Class A (Ireland)†	326	68,646
Alliance Data Systems Corp.	38	4,264
Automatic Data Processing, Inc.	27	4,603
Broadridge Financial Solutions, Inc.	7	865
Cognizant Technology Solutions Corp., Class A	33	2,047
FleetCor Technologies, Inc.†*	38	10,933
Global Payments, Inc.	10	1,826
International Business Machines Corp.†	139	18,632
Jack Henry & Associates, Inc.	5	728
Leidos Holdings, Inc.	100	9,789
Mastercard, Inc., Class A†	63	18,811
Microsoft Corp.†	541	85,316
Oracle Corp.†	945	50,066
Paychex, Inc.	29	2,467
Visa, Inc., Class A†	134	25,179
Western Union Co. (The)	344	9,212

		313,384

Technology Hardware & Equipment — 9.6%
Amphenol Corp., Class A	19	2,056
Apple, Inc.†	412	120,984
Arista Networks, Inc.†*	53	10,780
CDW Corp.	10	1,428
Cisco Systems, Inc.†	1,673	80,237
F5 Networks, Inc.*	37	5,167
FLIR Systems, Inc.	17	885
Hewlett Packard Enterprise Co.	79	1,253
HP, Inc.†	1,130	23,222
Juniper Networks, Inc.	21	517
Keysight Technologies, Inc.*	12	1,232
Motorola Solutions, Inc.†	11	1,773
NetApp, Inc.†	15	934
TE Connectivity Ltd. (Switzerland)†	231	22,139
Xerox Holdings Corp.†	186	6,858

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zebra Technologies Corp., Class A*	3	$766

		280,231

Telecommunication Services — 4.5%
AT&T, Inc.†	1,818	71,047
CenturyLink, Inc.†	67	885
T-Mobile US, Inc.*	38	2,980
Verizon Communications, Inc.†	916	56,242

		131,154

Transportation — 4.1%
Alaska Air Group, Inc.	86	5,826
American Airlines Group, Inc.	186	5,334
CH Robinson Worldwide, Inc.	8	626
CSX Corp.†	283	20,478
Delta Air Lines, Inc.†	451	26,374
Expeditors International of Washington, Inc.†	10	780
JB Hunt Transport Services, Inc.	7	817
Kansas City Southern	39	5,973
Norfolk Southern Corp.†	16	3,106
Southwest Airlines Co.†	373	20,135
Union Pacific Corp.†	43	7,774
United Airlines Holdings, Inc.†*	176	15,504
United Parcel Service, Inc., Class B	45	5,268

		117,995

Utilities — 1.0%
AES Corp.	41	816
Evergy, Inc.	21	1,367
NRG Energy, Inc.†	214	8,506
Southern Co. (The)	289	18,409

		29,098

TOTAL COMMON STOCKS (Cost $3,971,542)		4,489,551

TOTAL LONG POSITIONS - 154.4%		4,489,551

(Cost $3,971,542)

SHORT POSITIONS — (94.2)%
COMMON STOCKS — (94.2)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(142)	(13,486)

Banks — (1.4)%
Citizens Financial Group, Inc.	(146)	(5,929)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
Comerica, Inc.	(84)	$(6,027)
Huntington Bancshares, Inc.	(490)	(7,389)
KeyCorp.	(337)	(6,821)
Regions Financial Corp.	(560)	(9,610)
Zions Bancorp NA	(83)	(4,309)

		(40,085)

Capital Goods — (4.5)%
Boeing Co. (The)	(163)	(53,099)
Fastenal Co.	(319)	(11,787)
Flowserve Corp.	(52)	(2,588)
General Electric Co.	(3,859)	(43,066)
Huntington Ingalls Industries, Inc.	(23)	(5,770)
Quanta Services, Inc.	(81)	(3,297)
Roper Technologies, Inc.	(13)	(4,605)
Textron, Inc.	(128)	(5,709)

		(129,921)

Commercial & Professional Services — (0.4)%
Copart, Inc.*	(23)	(2,092)
Republic Services, Inc.	(21)	(1,882)
Rollins, Inc.	(205)	(6,798)

		(10,772)

Consumer Durables & Apparel — (2.7)%
Capri Holdings Ltd. (British Virgin Islands)*	(85)	(3,243)
DR Horton, Inc.	(64)	(3,376)
Hasbro, Inc.	(70)	(7,393)
NIKE, Inc., Class B	(172)	(17,425)
NVR, Inc.*	(2)	(7,617)
PulteGroup, Inc.	(166)	(6,441)
Ralph Lauren Corp.	(14)	(1,641)
Tapestry, Inc.	(159)	(4,288)
Under Armour, Inc., Class C*	(251)	(4,814)
VF Corp.	(221)	(22,025)

		(78,263)

Consumer Services — (2.4)%
Carnival Corp. (Panama)	(94)	(4,778)
Chipotle Mexican Grill, Inc.*	(15)	(12,557)
Darden Restaurants, Inc.	(61)	(6,650)
Las Vegas Sands Corp.	(270)	(18,641)
Royal Caribbean Cruises Ltd. (Liberia)	(130)	(17,356)
Wynn Resorts Ltd.	(67)	(9,304)

		(69,286)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (2.2)%
Cboe Global Markets, Inc.	(69)	$(8,280)
Charles Schwab Corp. (The)	(241)	(11,462)
CME Group, Inc.	(125)	(25,090)
E*TRADE Financial Corp.	(134)	(6,080)
State Street Corp.	(184)	(14,554)

		(65,466)

Energy — (7.2)%
Cabot Oil & Gas Corp.	(227)	(3,952)
Cimarex Energy Co.	(59)	(3,097)
Concho Resources, Inc.	(125)	(10,946)
Diamondback Energy, Inc.	(95)	(8,822)
EOG Resources, Inc.	(273)	(22,866)
Exxon Mobil Corp.	(442)	(30,843)
Hess Corp.	(171)	(11,424)
Kinder Morgan, Inc.	(52)	(1,101)
Marathon Oil Corp.	(447)	(6,070)
National Oilwell Varco, Inc.	(215)	(5,386)
Noble Energy, Inc.	(302)	(7,502)
Occidental Petroleum Corp.	(498)	(20,523)
ONEOK, Inc.	(256)	(19,372)
Pioneer Natural Resources Co.	(98)	(14,834)
Schlumberger Ltd. (Curacao)	(657)	(26,411)
Williams Cos., Inc. (The)	(705)	(16,723)

		(209,872)

Food, Beverage & Tobacco — (1.6)%
Brown-Forman Corp., Class B	(300)	(20,280)
Hormel Foods Corp.	(300)	(13,533)
McCormick & Co., Inc., non-voting shares	(75)	(12,730)

		(46,543)

Health Care Equipment & Services — (9.7)%
Abbott Laboratories	(401)	(34,831)
ABIOMED, Inc.*	(28)	(4,777)
Align Technology, Inc.*	(44)	(12,278)
Baxter International, Inc.	(284)	(23,748)
Becton Dickinson and Co.	(21)	(5,711)
Boston Scientific Corp.*	(865)	(39,115)
Cardinal Health, Inc.	(147)	(7,435)
Cerner Corp.	(182)	(13,357)
Cooper Cos., Inc. (The)	(28)	(8,996)
DENTSPLY SIRONA, Inc.	(133)	(7,526)
Edwards Lifesciences Corp.*	(72)	(16,797)
Hologic, Inc.*	(119)	(6,213)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
IDEXX Laboratories, Inc.*	(54)	$(14,101)
Intuitive Surgical, Inc.*	(63)	(37,242)
ResMed, Inc.	(33)	(5,114)
STERIS PLC (Ireland)	(42)	(6,402)
Stryker Corp.	(21)	(4,409)
Teleflex, Inc.	(27)	(10,164)
Varian Medical Systems, Inc.*	(49)	(6,958)
Zimmer Biomet Holdings, Inc.	(122)	(18,261)

		(283,435)

Household & Personal Products — (1.6)%
Coty, Inc., Class A	(469)	(5,276)
Estee Lauder Cos., Inc. (The), Class A	(203)	(41,928)

		(47,204)

Insurance — (1.4)%
Arthur J Gallagher & Co.	(92)	(8,761)
Principal Financial Group, Inc.	(32)	(1,760)
Prudential Financial, Inc.	(119)	(11,155)
Unum Group	(120)	(3,499)
Willis Towers Watson PLC (Ireland)	(71)	(14,338)

		(39,513)

Materials — (2.2)%
Albemarle Corp.	(66)	(4,821)
Corteva, Inc.	(417)	(12,327)
Dow, Inc.	(108)	(5,911)
Freeport-McMoRan, Inc.	(841)	(11,034)
Newmont Goldcorp Corp.	(457)	(19,857)
Sealed Air Corp.	(22)	(876)
Vulcan Materials Co.	(62)	(8,927)

		(63,753)

Media & Entertainment — (3.8)%
Activision Blizzard, Inc.	(427)	(25,372)
Electronic Arts, Inc.*	(165)	(17,739)
Live Nation Entertainment, Inc.*	(108)	(7,719)
Netflix, Inc.*	(106)	(34,298)
News Corp., Class A	(235)	(3,323)
Take-Two Interactive Software, Inc.*	(71)	(8,693)
Twitter, Inc.*	(433)	(13,878)

		(111,022)

Pharmaceuticals, Biotechnology & Life Sciences — (8.4)%
Agilent Technologies, Inc.	(172)	(14,673)
Eli Lilly & Co.	(407)	(53,492)
Illumina, Inc.*	(82)	(27,203)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	(136)	$(11,876)
IQVIA Holdings, Inc.*	(126)	(19,468)
Mettler-Toledo International, Inc.*	(11)	(8,726)
PerkinElmer, Inc.	(62)	(6,020)
Perrigo Co. PLC (Ireland)	(75)	(3,874)
Regeneron Pharmaceuticals, Inc.*	(71)	(26,659)
Thermo Fisher Scientific, Inc.	(30)	(9,746)
Vertex Pharmaceuticals, Inc.*	(162)	(35,470)
Waters Corp.*	(37)	(8,645)
Zoetis, Inc.	(140)	(18,529)

		(244,381)

Real Estate — (7.3)%
American Tower Corp., REIT	(223)	(51,250)
Crown Castle International Corp., REIT	(259)	(36,817)
Digital Realty Trust, Inc., REIT	(34)	(4,071)
Equinix, Inc., REIT	(48)	(28,018)
Host Hotels & Resorts, Inc., REIT	(405)	(7,513)
Iron Mountain, Inc., REIT	(178)	(5,673)
Regency Centers Corp., REIT	(94)	(5,930)
SBA Communications Corp., REIT	(71)	(17,110)
Simon Property Group, Inc., REIT	(172)	(25,621)
SL Green Realty Corp., REIT	(46)	(4,226)
Ventas, Inc., REIT	(138)	(7,968)
Vornado Realty Trust, REIT	(107)	(7,115)
Weyerhaeuser Co., REIT	(416)	(12,563)

		(213,875)

Retailing — (2.0)%
CarMax, Inc.*	(91)	(7,978)
Dollar Tree, Inc.*	(132)	(12,415)
L Brands, Inc.	(152)	(2,754)
Macy’s, Inc.	(172)	(2,924)
Nordstrom, Inc.	(87)	(3,561)
O’Reilly Automotive, Inc.*	(25)	(10,956)
Tiffany & Co.	(68)	(9,088)
Ulta Beauty, Inc.*	(31)	(7,847)

		(57,523)

Semiconductors & Semiconductor Equipment — (8.0)%
Advanced Micro Devices, Inc.*	(110)	(5,045)
Analog Devices, Inc.	(205)	(24,362)
Broadcom, Inc.	(152)	(48,035)
Maxim Integrated Products, Inc.	(152)	(9,350)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	(148)	$(15,499)
Micron Technology, Inc.*	(625)	(33,612)
NVIDIA Corp.	(159)	(37,413)
QUALCOMM, Inc.	(589)	(51,967)
Skyworks Solutions, Inc.	(24)	(2,901)
Xilinx, Inc.	(36)	(3,520)

		(231,704)

Software & Services — (10.7)%
Adobe, Inc.*	(57)	(18,799)
Akamai Technologies, Inc.*	(100)	(8,638)
ANSYS, Inc.*	(29)	(7,465)
Autodesk, Inc.*	(122)	(22,382)
Cadence Design Systems, Inc.*	(38)	(2,636)
Citrix Systems, Inc.	(73)	(8,096)
DXC Technology Co.	(142)	(5,338)
Fidelity National Information Services, Inc.	(304)	(42,283)
Fiserv, Inc.*	(358)	(41,396)
Fortinet, Inc.*	(98)	(10,462)
Gartner, Inc.*	(50)	(7,705)
Intuit, Inc.	(141)	(36,932)
NortonLifeLock, Inc.	(394)	(10,055)
PayPal Holdings, Inc.*	(136)	(14,711)
salesforce.com, Inc.*	(167)	(27,161)
ServiceNow, Inc.*	(81)	(22,868)
Synopsys, Inc.*	(81)	(11,275)
VeriSign, Inc.*	(66)	(12,717)

		(310,919)

Technology Hardware & Equipment — (1.1)%
Corning, Inc.	(443)	(12,896)
IPG Photonics Corp.*	(31)	(4,493)
Seagate Technology PLC (Ireland)	(87)	(5,176)
Western Digital Corp.	(166)	(10,536)

		(33,101)

Transportation — (1.0)%
FedEx Corp.	(145)	(21,925)
Old Dominion Freight Line, Inc.	(40)	(7,591)

		(29,516)

Utilities — (14.1)%
Alliant Energy Corp.	(148)	(8,099)
Ameren Corp.	(139)	(10,675)
American Electric Power Co., Inc.	(295)	(27,880)
American Water Works Co., Inc.	(102)	(12,531)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Atmos Energy Corp.	(67)	$(7,495)
CenterPoint Energy, Inc.	(282)	(7,690)
CMS Energy Corp.	(159)	(9,992)
Consolidated Edison, Inc.	(195)	(17,642)
Dominion Energy, Inc.	(277)	(22,941)
DTE Energy Co.	(103)	(13,377)
Duke Energy Corp.	(411)	(37,487)
Edison International	(200)	(15,082)
Entergy Corp.	(113)	(13,537)
Eversource Energy	(180)	(15,313)
Exelon Corp.	(372)	(16,959)
FirstEnergy Corp.	(301)	(14,629)
NextEra Energy, Inc.	(232)	(56,181)
NiSource, Inc.	(226)	(6,292)
Pinnacle West Capital Corp.	(63)	(5,666)
PPL Corp.	(407)	(14,603)
Public Service Enterprise Group, Inc.	(282)	(16,652)
Sempra Energy	(152)	(23,025)
WEC Energy Group, Inc.	(176)	(16,232)
Xcel Energy, Inc.	(318)	(20,190)

		(410,170)

TOTAL COMMON STOCK (Proceeds $2,562,723)		(2,739,810)

TOTAL SECURITES SOLD SHORT - (94.2)%		(2,739,810)

(Proceeds $2,562,723)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.8%		1,159,155

NET ASSETS - 100.0%		$2,908,896

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2019, the market value of securities on loan was $2,344.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.